 Filed Pursuant to Rule 497(e)
 Registration File No. 333-184361
SharesPost 100 Fund
(the “Fund”)
Supplement dated June 21, 2018 to the
Prospectus of the Class A Shares of the Fund dated May 1, 2018
This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.
1.
The information in the Prospectus is supplemented to reflect the appointment of Maureen Downey to the position of Managing Director at SP Investments Management, LLC (the “Investment Adviser”) on April 4, 2018, and to reflect Sven Jonas Grankvist’s contributions to the portfolio management of the Investment Adviser.

(a)
The paragraphs labelled “Portfolio Manager,” and “Compensation of Portfolio Manager” under the Section of the Prospectus titled “Management of the Fund” are deleted and replaced with the following:

“Portfolio Managers
The portfolio managers of the Investment Adviser are Sven Weber, Maureen Downey and Sven Jonas Grankvist. Mr. Weber is the lead portfolio manager of the Fund. See below for biography of the portfolio managers.
Name, Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years
Sven Weber c/o SharesPost 100 Fund 101 Jefferson Drive Floor 2 Menlo Park, CA 94025DOB: 1/22/1970	President	Since inception	Managing Director of SP Investments Management, LLC
Maureen Downey c/o SharesPost 100 Fund 101 Jefferson Drive Floor 2 Menlo Park, CA 94025 DOB: 9/23/1970	None	Since April 4, 2018	Managing Director of SP Investments Management, LLC; Equity Principal of Pantheon Ventures (UK) LLP
Sven Jonas Grankvist c/o SharesPost 100 Fund 101 Jefferson Drive Floor 2 Menlo Park, CA 94025DOB: 4/4/1984	None	Since inception	Vice President of SP Investments Management LLC; Associate of SP Investments Management, LLC
Sven Weber has been the President and a member of the Board of Trustees of the Fund since inception, and is a Managing Director of SP Investments Management, LLC, a registered investment adviser and wholly owned subsidiary of SharesPost. Prior to his position with the Investment Adviser, Sven served as President of SVB Capital, an affiliate of Silicon Valley Bank. During his tenure at SVB Capital, Sven managed the company’s venture capital investing business, which included fund of funds, and direct and secondary investment funds exceeding $1.5 billion under management. Prior to SVB Capital, Sven was a principal of Cipio Partners, where he focused on secondary investments, and prior to that he was Vice President at Siemens, where he worked on direct investments, and had operational responsibilities with Vodafone Germany and O2 Germany. Sven holds a Master’s degree in physics from the University of Heidelberg, where he specialized in information technology and environmental physics.

Maureen Downey is a Managing Director of SP Investments Management, LLC. Prior to her position with the Investment Adviser, Maureen worked for Pantheon Ventures, where she was an Investment Committee member and played a key role in new business development in Latin America. Before that, Maureen was a Vice President in Investment Banking for Goldman Sachs, where she worked on private equity transactions, cross-border and domestic M&A and other capital markets functions in the U.S. and Europe. She started her career at Merrill Lynch in the Fixed Income Division. Maureen holds a Bachelor of Arts degree in Philosophy, Politics and Economics from Claremont McKenna College and an MBA in Finance and Entrepreneurial Management from The Wharton Graduate School of Business.
Sven Jonas Grankvist is a Vice President of SP Investments Management, LLC. Prior to serving as a portfolio manager, Jonas was a portfolio analyst. Prior to his position with the Investment Adviser, Jonas was an investment banker with Berman Capital, where he covered a wide range of industries including Internet, digital media and software. Jonas has worked on many mergers and acquisitions, and private equity transactions for buyers and sellers in the growth-and-middle-market arena. Jonas is also a mentor for the Thiel Foundation’s 20 Under 20 Fellowship. Jonas received his LLM from Uppsala University and an MBA from Golden Gate University. He holds FINRA Series 7 and 63 licenses.
Since inception of the Fund, the Investment Adviser has hired additional investment professionals, and intends to continue to hire investment professionals in proportion to the growth of the Investment Adviser’s assets under management.
Mr. Weber, Ms. Downey and Mr. Grankvist each owns options in SharesPost relating to less than 2% of SharesPost on a fully diluted basis, assuming the exercise of all outstanding options and warrants. See “Conflicts of Interest — Certain Parties”.
Compensation of Portfolio Managers
The portfolio managers receive a fixed annual salary and a bonus, which is dependent upon the overall performance of the Investment Adviser. The portfolio managers do not receive any compensation from the Fund for serving as portfolio managers of the Fund. The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities of the Fund.”
(b)
The risk factor on page 28 titled “We are reliant on specific personnel to implement our investment program” shall be deleted.

(c)
The second paragraph of Item (6) under the heading “Conflicts of Interest” on page 56 shall be restated as follows:

“Sven Weber, a portfolio manager and a Managing Director of the Investment Adviser and the President and a Trustee of the Fund, has options to purchase shares of common stock in SharesPost which, if exercised, would equal less than 2% of the outstanding equity in SharesPost on a fully diluted basis, assuming the exercise of all outstanding options and warrants.
Maureen Downey, a portfolio manager and a Managing Director of the Investment Adviser, has options to purchase shares of common stock in SharesPost which, if exercised, would equal less than 1% of the outstanding equity in SharesPost on a fully diluted basis, assuming the exercise of all outstanding options and warrants.
Sven Jonas Grankvist, a portfolio manager and a Vice President of the Investment Adviser, has options to purchase shares of common stock in SharesPost which, if exercised, would equal less than 0.5% of the outstanding equity in SharesPost on a fully diluted basis, assuming the exercise of all outstanding options and warrants.”

 Filed Pursuant to Rule 497(e)
 Registration File No. 333-184361
SharesPost 100 Fund
(the “Fund”)
Supplement dated June 21, 2018 to the
Prospectus of the Class I Shares of the Fund dated May 1, 2018
This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.
2.
The information in the Prospectus is supplemented to reflect the appointment of Maureen Downey to the position of Managing Director at SP Investments Management, LLC (the “Investment Adviser”) on April 4, 2018, and to reflect Sven Jonas Grankvist’s contributions to the portfolio management of the Investment Adviser.

(d)
The paragraphs labelled “Portfolio Manager,” and “Compensation of Portfolio Manager” under the Section of the Prospectus titled “Management of the Fund” are deleted and replaced with the following:

“Portfolio Managers
The portfolio managers of the Investment Adviser are Sven Weber, Maureen Downey and Sven Jonas Grankvist. Mr. Weber is the lead portfolio manager of the Fund. See below for biography of the portfolio managers.
Name, Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years
Sven Weber c/o SharesPost 100 Fund 101 Jefferson Drive Floor 2 Menlo Park, CA 94025DOB: 1/22/1970	President	Since inception	Managing Director of SP Investments Management, LLC
Maureen Downey c/o SharesPost 100 Fund 101 Jefferson Drive Floor 2 Menlo Park, CA 94025DOB: 9/23/1970	None	Since April 4, 2018	Managing Director of SP Investments Management, LLC; Equity Principal of Pantheon Ventures (UK) LLP
Sven Jonas Grankvist c/o SharesPost 100 Fund 101 Jefferson Drive Floor 2 Menlo Park, CA 94025DOB: 4/4/1984	None	Since inception	Vice President of SP Investments Management LLC; Associate of SP Investments Management, LLC
Sven Weber has been the President and a member of the Board of Trustees of the Fund since inception, and is a Managing Director of SP Investments Management, LLC, a registered investment adviser and wholly owned subsidiary of SharesPost. Prior to his position with the Investment Adviser, Sven served as President of SVB Capital, an affiliate of Silicon Valley Bank. During his tenure at SVB Capital, Sven managed the company’s venture capital investing business, which included fund of funds, and direct and secondary investment funds exceeding $1.5 billion under management. Prior to SVB Capital, Sven was a principal of Cipio Partners, where he focused on secondary investments, and prior to that he was Vice President at Siemens, where he worked on direct investments, and had operational responsibilities with Vodafone Germany and O2 Germany. Sven holds a Master’s degree in physics from the University of Heidelberg, where he specialized in information technology and environmental physics.

Maureen Downey is a Managing Director of SP Investments Management, LLC. Prior to her position with the Investment Adviser, Maureen worked for Pantheon Ventures, where she was an Investment Committee member and played a key role in new business development in Latin America. Before that, Maureen was a Vice President in Investment Banking for Goldman Sachs, where she worked on private equity transactions, cross-border and domestic M&A and other capital markets functions in the U.S. and Europe. She started her career at Merrill Lynch in the Fixed Income Division. Maureen holds a Bachelor of Arts degree in Philosophy, Politics and Economics from Claremont McKenna College and an MBA in Finance and Entrepreneurial Management from The Wharton Graduate School of Business.
Sven Jonas Grankvist is a Vice President of SP Investments Management, LLC. Prior to serving as a portfolio manager, Jonas was a portfolio analyst. Prior to his position with the Investment Adviser, Jonas was an investment banker with Berman Capital, where he covered a wide range of industries including Internet, digital media and software. Jonas has worked on many mergers and acquisitions, and private equity transactions for buyers and sellers in the growth-and-middle-market arena. Jonas is also a mentor for the Thiel Foundation’s 20 Under 20 Fellowship. Jonas received his LLM from Uppsala University and an MBA from Golden Gate University. He holds FINRA Series 7 and 63 licenses.
Since inception of the Fund, the Investment Adviser has hired additional investment professionals, and intends to continue to hire investment professionals in proportion to the growth of the Investment Adviser’s assets under management.
Mr. Weber, Ms. Downey and Mr. Grankvist each owns options in SharesPost relating to less than 2% of SharesPost on a fully diluted basis, assuming the exercise of all outstanding options and warrants. See “Conflicts of Interest — Certain Parties”.
Compensation of Portfolio Managers
The portfolio managers receive a fixed annual salary and a bonus, which is dependent upon the overall performance of the Investment Adviser. The portfolio managers do not receive any compensation from the Fund for serving as portfolio managers of the Fund. The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities of the Fund.”
(e)
The risk factor on page 28 titled “We are reliant on specific personnel to implement our investment program” shall be deleted.

(f)
The second paragraph of Item (6) under the heading “Conflicts of Interest” on page 56 shall be restated as follows:

“Sven Weber, a portfolio manager and a Managing Director of the Investment Adviser and the President and a Trustee of the Fund, has options to purchase shares of common stock in SharesPost which, if exercised, would equal less than 2% of the outstanding equity in SharesPost on a fully diluted basis, assuming the exercise of all outstanding options and warrants.
Maureen Downey, a portfolio manager and a Managing Director of the Investment Adviser, has options to purchase shares of common stock in SharesPost which, if exercised, would equal less than 1% of the outstanding equity in SharesPost on a fully diluted basis, assuming the exercise of all outstanding options and warrants.
Sven Jonas Grankvist, a portfolio manager and a Vice President of the Investment Adviser, has options to purchase shares of common stock in SharesPost which, if exercised, would equal less than 0.5% of the outstanding equity in SharesPost on a fully diluted basis, assuming the exercise of all outstanding options and warrants.”

 Filed Pursuant to Rule 497(e)
 Registration File No. 333-184361
SharesPost 100 Fund
(the “Fund”)
Supplement dated June 21, 2018 to the
Prospectus of the Class L Shares of the Fund dated May 1, 2018
This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.
3.
The information in the Prospectus is supplemented to reflect the appointment of Maureen Downey to the position of Managing Director at SP Investments Management, LLC (the “Investment Adviser”) on April 4, 2018, and to reflect Sven Jonas Grankvist’s contributions to the portfolio management of the Investment Adviser.

(g)
The paragraphs labelled “Portfolio Manager,” and “Compensation of Portfolio Manager” under the Section of the Prospectus titled “Management of the Fund” are deleted and replaced with the following:

“Portfolio Managers
The portfolio managers of the Investment Adviser are Sven Weber, Maureen Downey and Sven Jonas Grankvist. Mr. Weber is the lead portfolio manager of the Fund. See below for biography of the portfolio managers.
Name, Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years
Sven Weber c/o SharesPost 100 Fund 101 Jefferson Drive Floor 2 Menlo Park, CA 94025DOB: 1/22/1970	President	Since inception	Managing Director of SP Investments Management, LLC
Maureen Downey c/o SharesPost 100 Fund 101 Jefferson Drive Floor 2 Menlo Park, CA 94025DOB: 9/23/1970	None	Since April 4, 2018	Managing Director of SP Investments Management, LLC; Equity Principal of Pantheon Ventures (UK) LLP
Sven Jonas Grankvist c/o SharesPost 100 Fund 101 Jefferson Drive Floor 2 Menlo Park, CA 94025DOB: 4/4/1984	None	Since inception	Vice President of SP Investments Management LLC; Associate of SP Investments Management, LLC
Sven Weber has been the President and a member of the Board of Trustees of the Fund since inception, and is a Managing Director of SP Investments Management, LLC, a registered investment adviser and wholly owned subsidiary of SharesPost. Prior to his position with the Investment Adviser, Sven served as President of SVB Capital, an affiliate of Silicon Valley Bank. During his tenure at SVB Capital, Sven managed the company’s venture capital investing business, which included fund of funds, and direct and secondary investment funds exceeding $1.5 billion under management. Prior to SVB Capital, Sven was a principal of Cipio Partners, where he focused on secondary investments, and prior to that he was Vice President at Siemens, where he worked on direct investments, and had operational responsibilities with Vodafone Germany and O2 Germany. Sven holds a Master’s degree in physics from the University of Heidelberg, where he specialized in information technology and environmental physics.

Maureen Downey is a Managing Director of SP Investments Management, LLC. Prior to her position with the Investment Adviser, Maureen worked for Pantheon Ventures, where she was an Investment Committee member and played a key role in new business development in Latin America. Before that, Maureen was a Vice President in Investment Banking for Goldman Sachs, where she worked on private equity transactions, cross-border and domestic M&A and other capital markets functions in the U.S. and Europe. She started her career at Merrill Lynch in the Fixed Income Division. Maureen holds a Bachelor of Arts degree in Philosophy, Politics and Economics from Claremont McKenna College and an MBA in Finance and Entrepreneurial Management from The Wharton Graduate School of Business.
Sven Jonas Grankvist is a Vice President of SP Investments Management, LLC. Prior to serving as a portfolio manager, Jonas was a portfolio analyst. Prior to his position with the Investment Adviser, Jonas was an investment banker with Berman Capital, where he covered a wide range of industries including Internet, digital media and software. Jonas has worked on many mergers and acquisitions, and private equity transactions for buyers and sellers in the growth-and-middle-market arena. Jonas is also a mentor for the Thiel Foundation’s 20 Under 20 Fellowship. Jonas received his LLM from Uppsala University and an MBA from Golden Gate University. He holds FINRA Series 7 and 63 licenses.
Since inception of the Fund, the Investment Adviser has hired additional investment professionals, and intends to continue to hire investment professionals in proportion to the growth of the Investment Adviser’s assets under management.
Mr. Weber, Ms. Downey and Mr. Grankvist each owns options in SharesPost relating to less than 2% of SharesPost on a fully diluted basis, assuming the exercise of all outstanding options and warrants. See “Conflicts of Interest — Certain Parties”.
Compensation of Portfolio Managers
The portfolio managers receive a fixed annual salary and a bonus, which is dependent upon the overall performance of the Investment Adviser. The portfolio managers do not receive any compensation from the Fund for serving as portfolio managers of the Fund. The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities of the Fund.”
(h)
The risk factor on page 28 titled “We are reliant on specific personnel to implement our investment program” shall be deleted.

(i)
The second paragraph of Item (6) under the heading “Conflicts of Interest” on page 56 shall be restated as follows:

“Sven Weber, a portfolio manager and a Managing Director of the Investment Adviser and the President and a Trustee of the Fund, has options to purchase shares of common stock in SharesPost which, if exercised, would equal less than 2% of the outstanding equity in SharesPost on a fully diluted basis, assuming the exercise of all outstanding options and warrants.
Maureen Downey, a portfolio manager and a Managing Director of the Investment Adviser, has options to purchase shares of common stock in SharesPost which, if exercised, would equal less than 1% of the outstanding equity in SharesPost on a fully diluted basis, assuming the exercise of all outstanding options and warrants.
Sven Jonas Grankvist, a portfolio manager and a Vice President of the Investment Adviser, has options to purchase shares of common stock in SharesPost which, if exercised, would equal less than 0.5% of the outstanding equity in SharesPost on a fully diluted basis, assuming the exercise of all outstanding options and warrants.”

 Filed Pursuant to Rule 497(e)
 Registration File No. 333-184361
SharesPost 100 Fund
(the “Fund”)
Supplement dated June 21, 2018 to the
Statement of Additional Information of the Fund dated May 1, 2018
This supplement updates information currently in the Statement of Additional Information (“SAI”). Retain this supplement with the SAI.
1.
The information in the SAI is supplemented to reflect the appointment of Maureen Downey to the position of Managing Director at SP Investments Management, LLC (the “Investment Adviser”) on April 4, 2018, and to reflect Sven Jonas Grankvist’s contributions to the portfolio management of the Investment Adviser.

(a)
The paragraphs labelled “Portfolio Manager,” “Compensation of Portfolio Manager” under the Section of the SAI titled “Management of the Fund” are deleted and replaced with the following:

Portfolio Managers
The portfolio managers of the Investment Adviser are Sven Weber, Maureen Downey and Sven Jonas Grankvist. Mr. Weber is the lead portfolio manager of the Fund. See above for biographies of the portfolio managers.
Compensation of Portfolio Managers
The portfolio managers receive a fixed annual salary and a bonus, which are each dependent upon the overall performance of the Investment Adviser. The portfolio managers do not receive any compensation from the Fund for serving as portfolio managers of the Fund.
Portfolio Manager Conflicts of Interest
In addition to managing the assets of the Fund, the Fund’s portfolio managers may have responsibility for managing other client accounts of the Investment Adviser. The tables below show the number and asset size of  (i) SEC-registered investment companies (or series thereof) other than the Fund, (ii) pooled investment vehicles that are not registered investment companies, and (iii) other accounts (e.g., accounts managed for individuals or organizations) managed by the portfolio managers. The tables also show the number of performance-based fee accounts, as well as the total assets of the accounts for which the advisory fee is based on the performance of the account. This information is provided as of May 31, 2018.
See the Prospectus under “Conflicts of Interest” for details of certain conflicts of interest between the Fund and the Investment Adviser and its principals.
Other SEC-Registered Investment Companies Managed
Name of Portfolio Manager	Number of Registered Investment Companies	Total Assets of Registered Investment Companies	Number of Investment Company Accounts with Performance-Based Fees	Total Assets of Performance-Based Fee Accounts
Sven Weber	0	$0	0	$0
Maureen Downey	0	$0	0	$0
Sven Jonas Grankvist	0	$0	0	$0

Other Pooled Investment Vehicles Managed
Name of Portfolio Manager	Number of Pooled Investment Vehicles	Total Assets of Pooled Investment Vehicles	Number of Pooled Investment Vehicles with Performance-Based Fees	Total Assets of Performance-Based Fee Accounts
Sven Weber	0	$4,742,160	0	$0
Maureen Downey	0	$0	0	$0
Sven Jonas Grankvist	0	$4,742,160	0	$0
Other Accounts Managed
Name of Portfolio Manager	Number of Other Accounts	Total Assets of Other Accounts	Number of Other Accounts with Performance-Based Fees	Total Assets of Performance-Based Fee Accounts
Sven Weber	0	$0	0	$0
Maureen Downey	0	$0	0	$0
Sven Jonas Grankvist	0	$0	0	$0
(b)
The first sentence of the Section of the SAI titled “Allocation of Brokerage” is deleted and replaced with the following:

“Specific decisions to purchase or sell securities for the Fund are made by the portfolio managers, who are employees of the Investment Adviser.”